BALANCE SHEETS (Unaudited for September 30, 2014) (USD $)	Sep. 30, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 95,402		$ 35,848
Accounts receivable	59,964		33,461
Inventories	2,668		4,129
Interest	279,180	[1]	0	[1]
Prepaid expenses	1,465		1,911
Total current assets	438,679		75,349
Total assets	438,679		75,349
Current liabilities:
Accounts payable and accrued liabilities	68,932		64,846
Loans payable	3,000		3,000
Convertible debt	554,782	[2]	1,849	[2]
Derivative liability	1,302,003		172,049
Total current liabilities	1,928,717		241,744
Total liabilities	1,928,717		241,744
Stockholders' deficit
Common stock	153,316		101,410
Convertible preferred stock Series A	1,134		923
Preferred stock Series B	1,187		1,187
Additional paid-in capital	3,346,983		2,250,451
Accumulated deficit	(4,992,658)		(2,520,366)
Total stockholders' deficit	(1,490,038)		(166,395)
Total liabilities and stockholders' equity (deficit)	$ 438,679		$ 75,349

[1]	In MA Associate.
[2]	Net of discount of $319,973.